SCUDDER
                                                                     INVESTMENTS


Value Funds II

Scudder Tax Advantaged Dividend Fund

Supplement to the currently effective prospectuses

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The following information revises "The portfolio managers" section of the prospectuses.

The following people handle the day-to-day management of the fund.


David Hone, CFA                          Inna Okounkova
Director of Deutsche Asset Management    Director of Deutsche Asset Management
and Lead Portfolio Manager of            and Portfolio Manager of the fund.
the fund.                                 o Global Asset Allocation portfolio
 o Joined Deutsche Asset Management         manager: New York.
   in 1996 as an equity analyst for       o Joined Deutsche Asset Management
   consumer cyclicals, consumer             in 1999 as a quantitative
   staples and financials.                  analyst, becoming an associate
 o Prior to that, eight years of            portfolio manager in 2001.
   experience as a senior                 o Joined the fund in 2005.
   underwriter for Chubb & Son.           o BS, MS, Moscow State University;
 o Portfolio manager for Scudder            MBA, University of Chicago.
   Large Company Value Fund,
   2002-2003.                            Robert Wang
 o Joined the fund in 2003.              Managing Director of Deutsche Asset
 o BA, Villanova University.             Management and Portfolio Manager of
                                         the fund.
Steve Scrudato, CFA                       o Global Asset Allocation senior
Director of Deutsche Asset Management       portfolio manager: New York.
and Portfolio Manager of the fund.        o Joined Deutsche Asset Management
 o Joined Deutsche Asset Management         in 1995 as a senior fixed income
   in 2000 as a portfolio                   portfolio manager after 13 years
   specialist, Large Cap Value: New         of experience at J.P. Morgan &
   York.                                    Co. trading fixed income,
 o Prior to that, 11 years of               derivatives and foreign exchange
   experience as a product                  products.
   specialist and client service          o Joined the fund in 2005.
   executive at Dreyfus Investment        o BS, The Wharton School,
   Advisors and various investment          University of Pennsylvania.
   consulting and manager research
   positions at Diversified
   Investment Advisors and
   PaineWebber.
 o Joined the fund in 2004.
 o BA, Moravian College.





               Please Retain This Supplement for Future Reference



October 21, 2005